Long-Term Debt, net - Credit Facilities Summary Table (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 24, 2011
The Royal Bank of Scotland
Credit Facilities Summary Table
Outstanding Principal Amount	$ 634,900
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Credit Facilities Summary Table
Outstanding Principal Amount	622,900
Citibank
Credit Facilities Summary Table
Outstanding Principal Amount	117,300
Deutsche Bank
Credit Facilities Summary Table
Outstanding Principal Amount	156,100
Credit Suisse
Credit Facilities Summary Table
Outstanding Principal Amount	176,200
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Credit Facilities Summary Table
Outstanding Principal Amount	199,300
EnTrustPermal-Credit Suisse CitiGroup
Credit Facilities Summary Table
Outstanding Principal Amount	220,700
The Export-Import Bank of Korea (KEXIM)
Credit Facilities Summary Table
Outstanding Principal Amount	23,100
HSH Nordbank AG Aegean Baltic Bank Piraeus Bank (January 2011 Credit Facility)
Credit Facilities Summary Table
Outstanding Principal Amount	17,200	$ 23,750
The Royal Bank of Scotland (January 2011 Credit Facility)
Credit Facilities Summary Table
Outstanding Principal Amount	24,300
ABN Amro Club Facility
Credit Facilities Summary Table
Outstanding Principal Amount	8,800
Citibank-Eurobank Credit Facility (January 2011 Credit Facility)
Credit Facilities Summary Table
Outstanding Principal Amount	37,600
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	81,300
Credit Facilities
Credit Facilities Summary Table
Remaining borrowing availability	$ 0